Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021
Current assets:
Cash and cash equivalents	$ 2,595	$ 6,952
Restricted cash	630	630
Accounts receivable	5,548	3,765
Short-term investments (cost: December 31, 2021 - $280,263; September 30, 2021 - $297,472)	279,374	297,175
Prepaid expenses and other current assets	6,798	5,925
Total current assets	294,945	314,447
Non-current assets:
Property and equipment, net	2,045	1,958
Investment in joint venture	200	200
Intangible assets, net	24,421	12,644
Goodwill	13,328	13,271
Operating right-of-use asset	713	654
Other non-current assets	232	220
Total assets	335,884	343,394
Current liabilities:
Accounts payable and accrued expenses	6,369	4,446
Deferred revenue	5,976	4,654
Operating lease liability, current	438	431
Total current liabilities	12,783	9,531
Non-current liabilities:
Warrant liability	31,308	42,217
Operating lease liability, long-term	278	222
Deferred tax liability	144	195
Total liabilities	44,513	52,165
Commitments and Contingencies (Note 10)
Stockholders' Equity
Preferred stock, $0.0001 par value, 2,000,000 shares authorized at December 31, 2021 and September 30, 2021. No shares issued and outstanding at December 31, 2021 and September 30, 2021.	0	0
Common stock, $0.0001 par value; 400,000,000 authorized; 70,667,381 and 70,096,401 shares issued at December 31, 2021 and September 30, 2021, respectively.	7	7
Additional paid in capital	368,680	368,709
Accumulated other comprehensive loss	(898)	(297)
Accumulated deficit	(76,418)	(77,190)
Total stockholders' equity	291,371	291,229
Total Liabilities and Stockholders' Equity	$ 335,884	$ 343,394